AFS and HTM Debt Securities, HTM Debt Securities Purchases and Transfers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Securities, Held-to-maturity Purchase or Transfer of Investment [Abstract]
Purchases of held-to-maturity debt securities	$ 3,105	$ 90,822	$ 57,056
Transfers from available-for-sale debt securities to held-to-maturity debt securities	50,132	55,993	31,815
Unrealized losses on debt securities transferred from AFS to HTM, before Tax	4,500	529
Securities of U.S. Treasury and federal agencies [Member]
Debt Securities, Held-to-maturity Purchase or Transfer of Investment [Abstract]
Purchases of held-to-maturity debt securities	0	0	3,016
Securities of U.S. states and political subdivisions [Member]
Debt Securities, Held-to-maturity Purchase or Transfer of Investment [Abstract]
Purchases of held-to-maturity debt securities	843	5,198	1,906
Transfers from available-for-sale debt securities to held-to-maturity debt securities	0	2,954	10,721
Federal agency mortgage-backed securities [Member]
Debt Securities, Held-to-maturity Purchase or Transfer of Investment [Abstract]
Purchases of held-to-maturity debt securities	2,051	76,010	51,320
Transfers from available-for-sale debt securities to held-to-maturity debt securities	50,132	41,298	5,522
Non-agency mortgage-backed securities [Member]
Debt Securities, Held-to-maturity Purchase or Transfer of Investment [Abstract]
Purchases of held-to-maturity debt securities	211	235	126
Collateralized loan obligations [Member]
Debt Securities, Held-to-maturity Purchase or Transfer of Investment [Abstract]
Purchases of held-to-maturity debt securities	0	9,379	688
Transfers from available-for-sale debt securities to held-to-maturity debt securities	0	10,003	15,572
Other debt securities [Member]
Debt Securities, Held-to-maturity Purchase or Transfer of Investment [Abstract]
Transfers from available-for-sale debt securities to held-to-maturity debt securities	$ 0	$ 1,738	$ 0